Capital Risk - Summary of Regulatory Capital Resources (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital	£ 9,791.0	£ 10,443.0
AT1 capital	1,860.0	1,956.0
Tier 1 capital	11,651.0	12,399.0
Tier 2 capital	2,093.0	2,172.0
Total regulatory capital	13,744.0	14,571.0
Transitional IFRS 9 Benefit
Disclosure Of Regulatory Capital Resources [Line Items]
Total regulatory capital	£ 12.2	£ 43.0